Income from Assets Held for Investment, net	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Income From Assets Held For Investment, Net [Abstract]
Income From Assets Held For Investment, Net [Text Block]
13.	Income from Assets Held for Investment, net

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of CAD$568,836, which were discharged completely upon sale. The remaining net proceeds of CAD$2,180,051 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The remaining income of $207,420 in this category in the nine months ended April 30, 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $236,732 in the prior year period.

Note 4 - Assets Held for Investment, Net:
The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2011	2010

Assets Held For Investment	$5,100,519	$4,724,147

Less: Accumulated Depreciation	1,465,590	1,221,037

Assets Held for Investment, Net	$3,634,929	$3,503,110

These assets are held as collateral for long term debt (see Note 11).  Depreciation expense on assets held for investment amounted to $141,686, $134,251 and $117,515 for the years ended July 31, 2011, 2010 and 2009, respectively.

The Company’s intent is to hold this property for investment purposes and collect rental income.  Included in income from rental operations, net is $582,974, $407,809 and $497,858 of rental income and $233,516, $201,234 and $177,311 of rental expenses, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2011, 2010 and 2009, respectively.

On August 26, 2011, the Company sold two of its commercial properties held as investments for gross proceeds of $1,809,926.  These properties had a net book value of $1,073,837 and the resulting gain on sale of these investment properties will be recognized in the first quarter of fiscal 2012.